INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Total	$ 12,658	$ 14,386
Brazilian Regulated Gas Transmission Operation
Disclosure of information for cash-generating units [line items]
Total	2,805	3,885
North American Rail Operation
Disclosure of information for cash-generating units [line items]
Total	1,999	1,992
Australian regulated terminal
Disclosure of information for cash-generating units [line items]
Total	1,729	1,758
North American Residential Energy Infrastructure Operation
Disclosure of information for cash-generating units [line items]
Total	1,696	1,806
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,088	1,159
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	729	814
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	705	769
U.K. Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	440	472
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	265	283
Brazil electricity transmission operation [Member]
Disclosure of information for cash-generating units [line items]
Total	252	401
Other
Disclosure of information for cash-generating units [line items]
Total	950	$ 1,047
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of information for cash-generating units [line items]
Total	628
BIF India Holdings Pte Ltd
Disclosure of information for cash-generating units [line items]
Total	$ 77